Loans, financing and debentures - Summary of Compostion of loans (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Foreign currency - denominated loans		R$ 9,847,613	R$ 6,681,657
Brazilian Real - denominated loans		10,245,648	7,178,853
Total foreign currency and Brazilian Reais		20,093,261	13,860,510
Total		20,093,261	13,860,510	R$ 11,141,283
Current		4,251,131	3,478,673
Non-current		15,842,130	10,381,837
1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		3,923,059	3,257,618
2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		4,227,274	1,557,888
3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		3,525,329	2,062,967
4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		1,038,873	2,130,651
More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Non-current		R$ 3,127,595	1,372,713
Loan 1 [member]
Disclosure of detailed information about borrowings [line items]
Description		Notes in the foreign market
Index/Currency		USD
Weighted average financial charges 2024 (p.a.)		5.30%
Weighted average hedging instruments	[1]	142.60%
Borrowings, maturity date		2026 to 2029
Foreign currency - denominated loans		R$ 4,158,025	4,710,980
Loan 2 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Index/Currency		USD
Weighted average financial charges 2024 (p.a.)		4.10%
Weighted average hedging instruments		103.80%
Borrowings, maturity date		2026 to 2029
Foreign currency - denominated loans		R$ 2,554,217	691,006
Loan 3 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Index/Currency		SOFR + USD
Weighted average financial charges 2024 (p.a.)		0.80%
Weighted average hedging instruments		103.40%
Borrowings, maturity date		2026 to 2029
Foreign currency - denominated loans		R$ 1,295,481	0
Loan 4 [member]
Disclosure of detailed information about borrowings [line items]
Description		Notes in the foreign market
Index/Currency		USD
Weighted average financial charges 2024 (p.a.)		5.00%
Weighted average hedging instruments	[2]	1.60%
Borrowings, maturity date		2031
Foreign currency - denominated loans		R$ 984,400	0
Loan 5 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign exchange debentures
Index/Currency		EUR
Weighted average financial charges 2024 (p.a.)		3.00%
Weighted average hedging instruments		104.40%
Borrowings, maturity date		2027
Foreign currency - denominated loans		R$ 515,654	0
Loan 6 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign exchange debentures
Index/Currency		USD
Weighted average financial charges 2024 (p.a.)		5.30%
Weighted average hedging instruments		101.70%
Borrowings, maturity date		2026
Foreign currency - denominated loans		R$ 339,836	0
Loan 7 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Index/Currency		EUR
Weighted average financial charges 2024 (p.a.)		4.40%
Weighted average hedging instruments		109.20%
Borrowings, maturity date		2025
Foreign currency - denominated loans		R$ 0	778,147
Loan 8 [member]
Disclosure of detailed information about borrowings [line items]
Description		Foreign loan
Index/Currency		JPY
Weighted average financial charges 2024 (p.a.)		4.60%
Weighted average hedging instruments		109.40%
Borrowings, maturity date		2025
Foreign currency - denominated loans		R$ 0	501,524
Loan 9 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures
Index/Currency		CDI + R$
Weighted average financial charges 2024 (p.a.)		0.90%
Borrowings, maturity date		2027 to 2031
Brazilian Real - denominated loans		R$ 3,455,058	731,667
Loan 10 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		5.40%
Weighted average hedging instruments		103.30%
Borrowings, maturity date		2028 to 2032
Brazilian Real - denominated loans		R$ 2,339,526	2,456,111
Loan 11 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		4.80%
Weighted average hedging instruments		105.40%
Borrowings, maturity date		2028 to 2035
Brazilian Real - denominated loans		R$ 837,001	614,754
Loan 12 [member]
Disclosure of detailed information about borrowings [line items]
Description		Financing
Index/Currency		R$
Weighted average financial charges 2024 (p.a.)		14.60%
Weighted average hedging instruments		106.60%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 552,666	0
Loan 13 [member]
Disclosure of detailed information about borrowings [line items]
Description		CDCA
Index/Currency		CDI + R$
Weighted average financial charges 2024 (p.a.)		0.90%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 547,587	534,374
Loan 14 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Index/Currency		Fixed rate
Weighted average financial charges 2024 (p.a.)		11.20%
Weighted average hedging instruments		104.40%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 513,103	477,827
Loan 15 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures – CRA
Index/Currency		CDI + R$
Weighted average financial charges 2024 (p.a.)		0.70%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 495,731	490,971
Loan 16 [member]
Disclosure of detailed information about borrowings [line items]
Description		Debentures
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		6.00%
Borrowings, maturity date		2028 to 2031
Brazilian Real - denominated loans		R$ 466,762	0
Loan 17 [member]
Disclosure of detailed information about borrowings [line items]
Description		CCB
Index/Currency		CDI
Weighted average financial charges 2024 (p.a.)		104.30%
Borrowings, maturity date		2026 to 2028
Brazilian Real - denominated loans		R$ 416,321	1,464,624
Loan 18 [member]
Disclosure of detailed information about borrowings [line items]
Description		CDCA
Index/Currency		CDI
Weighted average financial charges 2024 (p.a.)		109.00%
Borrowings, maturity date		2026 to 2027
Brazilian Real - denominated loans		R$ 206,594	293,374
Loan 19 [member]
Disclosure of detailed information about borrowings [line items]
Description		Constitutional Fund (FNE)
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		2.90%
Weighted average hedging instruments		69.50%
Borrowings, maturity date		2028 to 2041
Brazilian Real - denominated loans		R$ 192,054	114,472
Loan 20 [member]
Disclosure of detailed information about borrowings [line items]
Description		Commercial Paper
Index/Currency		CDI + R$
Weighted average financial charges 2024 (p.a.)		0.20%
Borrowings, maturity date		2027
Brazilian Real - denominated loans		R$ 89,083	0
Loan 21 [member]
Disclosure of detailed information about borrowings [line items]
Description		Constitutional Fund (FNO)
Index/Currency		IPCA
Weighted average financial charges 2024 (p.a.)		3.10%
Weighted average hedging instruments		70.80%
Borrowings, maturity date		2028 to 2037
Brazilian Real - denominated loans		R$ 84,462	0
Loan 22 [member]
Disclosure of detailed information about borrowings [line items]
Description		FINEP
Index/Currency		TJLP
Weighted average financial charges 2024 (p.a.)		1.00%
Borrowings, maturity date		2026 to 2032
Brazilian Real - denominated loans		R$ 27,249	679
Loan 23 [member]
Disclosure of detailed information about borrowings [line items]
Description		Climate Fund
Index/Currency		R$
Weighted average financial charges 2024 (p.a.)		9.40%
Weighted average hedging instruments		72.90%
Borrowings, maturity date		2026 to 2040
Brazilian Real - denominated loans		R$ 22,451	R$ 0

[1]	Considers a protection instrument for the principal of 52.5% of the DI and for interest DI minus 1.4% for a notional amount of US$ 300 million. Does not include the positive result of the natural hedge strategy through financial investments in US$.
[2]	Considers a protection instrument for principal and interest at DI + 1.6% for a notional amount of US$ 50 million.